Note 9 - Federal Home Loan Bank Advances (Details Textual) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Advances from Federal Home Loan Banks, Total	$ 3,638,000	$ 23,613,000
Federal Home Loan Bank, Advances, Activity for Year, Average Interest Rate at Period End	2.68%
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	$ 336,432,000